International Operations	12 Months Ended
Dec. 31, 2010
International Operations [Abstract]
International Operations
Note 33 – International operations
The following table presents income statement–related information for JPMorgan Chase by major international geographic area. The Firm defines international activities as business transactions that involve customers residing outside of the U.S., and the information presented below is based primarily upon the domicile of the customer, the location from which the customer relationship is managed or the location of the trading desk. However, many of the Firm’s U.S. operations serve international businesses.
As the Firm’s operations are highly integrated, estimates and subjective assumptions have been made to apportion revenue and expense between U.S. and international operations. These estimates and assumptions are consistent with the allocations used for the Firm’s segment reporting as set forth in Note 34 on pages 290–293 of this Annual Report.
The Firm’s long-lived assets for the periods presented are not considered by management to be significant in relation to total assets. The majority of the Firm’s long-lived assets are located in the United States.

			Income (loss) before income
			tax expense/(benefit)
Year ended December 31, (in millions)	Revenue(a)	Expense(b)	and extraordinary gain	Net income	Average assets

2010
Europe/Middle East and Africa	$14,113	$8,712	$5,401	$3,655	$425,374
Asia and Pacific	5,791	3,577	2,214	1,470	134,787
Latin America and the Caribbean	1,810	1,152	658	395	30,021
Other	510	413	97	59	6,579

Total international	22,224	13,854	8,370	5,579	596,761
Total U.S.	80,470	63,981	16,489	11,791	1,456,490

Total	$102,694	$77,835	$24,859	$17,370	$2,053,251

2009
Europe/Middle East and Africa	$16,915	$8,610	$8,305	$5,485	$383,003
Asia and Pacific	5,088	3,438	1,650	1,119	100,932
Latin America and the Caribbean	1,982	1,112	870	513	23,227
Other	659	499	160	105	7,074

Total international	24,644	13,659	10,985	7,222	514,236
Total U.S.	75,790	70,708	5,082	4,506	1,509,965

Total	$100,434	$84,367	$16,067	$11,728	$2,024,201

2008
Europe/Middle East and Africa	$11,449	$8,403	$3,046	$2,483	$352,558
Asia and Pacific	4,097	3,580	517	672	108,751
Latin America and the Caribbean	1,353	903	450	274	30,940
Other	499	410	89	21	6,553

Total international	17,398	13,296	4,102	3,450	498,802
Total U.S.	49,854	51,183	(1,329)	2,155	1,292,815

Total	$67,252	$64,479	$2,773	$5,605	$1,791,617

(a)	Revenue is composed of net interest income and noninterest revenue.
(b)	Expense is composed of noninterest expense and the provision for credit losses.